Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 295,896	$ 241,650
Interest-bearing deposits in banks	1,066,230	268,617
Total cash and cash equivalents	1,362,126	510,267
Securities available for sale, at fair value	3,446,097	2,800,286
Securities held to maturity (fair values of $89,932 and $100,961, respectively)	89,216	98,928
Mortgage loans held for sale, at fair value	157,041	166,247
Loans covered by loss share agreements	0	229,217
Non-covered loans, net of unearned income	15,064,971	14,098,211
Total loans, net of unearned income	15,064,971	14,327,428
Allowance for loan losses	(144,719)	(138,378)
Loans, net	14,920,252	14,189,050
FDIC loss share receivables	0	39,878
Premises and equipment, net	306,373	323,902
Goodwill	726,856	724,603
Other assets	651,229	650,907
Total Assets	21,659,190	19,504,068
Deposits:
Non-interest-bearing	4,928,878	4,352,229
Interest-bearing	12,479,405	11,826,519
Total deposits	17,408,283	16,178,748
Short-term borrowings	509,136	326,617
Long-term debt	628,953	340,447
Other liabilities	173,124	159,421
Total Liabilities	18,719,496	17,005,233
Shareholders’ Equity
Carrying Amount	132,097	76,812
Common stock, $1 par value - 100,000,000 shares authorized; 44,795,386 and 41,139,537 shares issued and outstanding, respectively	44,795	41,140
Additional paid-in capital	2,084,446	1,797,982
Retained earnings	704,391	584,486
Accumulated other comprehensive income (loss)	(26,035)	(1,585)
Total Shareholders’ Equity	2,939,694	2,498,835
Total Liabilities and Shareholders’ Equity	$ 21,659,190	$ 19,504,068